MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND        TWO WORLD TRADE CENTER,
GROWTH SECURITIES                                 NEW YORK, NEW YORK 10048
LETTER TO THE SHAREHOLDERS SEPTEMBER 30, 1998

DEAR SHAREHOLDER:

The six-month period ended September 30, 1998, was marked by unusually strong volatility in world markets. Following a dramatic and prolonged period of strength in stock prices globally -- driven by one of the longest economic expansions since World War II -- the recent downturn has left many investors wondering whether the markets have peaked. While the factors that drive the direction of stock prices are constantly changing, the Fund's manager remains optimistic about the favorable long-term prospects for the high-quality companies sought out by Global Dividend Growth Securities.

PERFORMANCE REVIEW

For the six-month period under review, Morgan Stanley Dean Witter Global Dividend Growth Securities performed in line with its peer group. Its Class B shares returned -13.81 percent, compared with -13.71 percent for the Lipper Global Fund Index and -10.77 percent for the Morgan Stanley Capital International World Index. During the same period, the Fund's Class A, C and D shares posted total returns of -13.50 percent, -13.86 percent and -13.48 percent, respectively. The performance of the Fund's four share classes varies because each class has different expenses.

Overall, we expect the stocks of high-quality industry leaders, such as those sought out by the Fund, to be more resilient to market weakness by nature of their size and strength. This is evidenced by the relative performance of the Fund since world markets corrected. Consider the record: from the start of the reporting period March 31, 1998, through July 31, 1998, the Fund (Class B) experienced a moderate drop of 3.71 percent. In August, a painful month for equities worldwide, the Fund (Class B) declined 11.86 percent (versus -13.45 percent for the MSCI World Index and -14.56 percent for the Lipper Global Fund Index). During the highly turbulent period, July 31, 1998 through September 30, 1998, the Fund's (Class B shares) total return was -10.49 percent.

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
LETTER TO THE SHAREHOLDERS SEPTEMBER 30, 1998, CONTINUED

This well tops the return of -14.52 percent for the Lipper Global Fund Index (its peer group) and -12.04 percent for the MSCI World Index. The Fund's emphasis on quality and its relatively conservative management style, coupled with its lack of exposure to emerging markets, boosted performance during this volatile period.

COUNTRY OVERVIEWS

UNITED STATES

The United States, as the world's largest economy, continues to be the Fund's largest target weighting (34 percent of net assets). This represents a 4 percent increase from six months ago. Additions to the portfolio over the period included Alcoa, Albertson's Inc. and Consolidated Natural Gas.

Ongoing concerns about slowing corporate profits and economic growth, political uncertainty in Washington, and the Asian contagion have negatively impacted U.S. equities. We have been extremely fortunate in recent years to have enjoyed nearly perfect conditions of low but sustainable economic growth and benign inflation. This environment has led to phenomenal capital appreciation of financial assets. However, such ideal conditions may not be sustainable, and so we would expect the long-run gains of equity investments to return to more normal levels in the years ahead.

JAPAN

Following a modest rally in the Nikkei 225 in June, the Fund's target exposure to Japan was reduced by 5 percent (to 18 percent of assets) in order to temper our overweight posture in this market. Assets were redeployed to the United States and the United Kingdom, whose target allocations were increased by 4 percent (to 34 percent of assets) and 1 percent (to 11 percent of assets), respectively. Since then, the MSCI Japan Index has declined by 15 percent in U.S. dollar terms, while the MSCI U.S. and U.K. Indices have declined by 9.1 percent and 11.0 percent, respectively.

Six months ago, we wrote to you about widespread alarm that Japan was on the verge of economic collapse. While that fear for the world's second largest economy may be overstated, conditions there have continued to deteriorate. The September economic report released by the Bank of Japan reported that "prices are in decline, severe corporate financing conditions are worsening, and the economy is in its worst recession since World War II." A sustained economic recovery in Japan is not believed to be possible until the problem of excess leverage in the corporate sector is addressed.

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
LETTER TO THE SHAREHOLDERS SEPTEMBER 30, 1998, CONTINUED

Other negative factors weighing on investor sentiment include rising bankruptcies, falling domestic retail sales, plummeting business confidence, stock prices at 12-year lows and the estimated Y100 trillion ($870 billion) in bad loans by Japanese banks.

On the plus side, the Japanese parliament recently addressed the nation's severe banking problem by approving a plan to inject Y60 trillion ($500 billion), or 12 percent of GDP, into the banking system. This latest bill is the best hope yet for easing the credit crunch plaguing Japan and the rest of Asia. This latest measure, combined with plans for further fiscal stimulus (Y10 trillion, or $75 billion), suggest the Japanese government may be finally getting serious about addressing the country's deep financial problems.

For the disciplined, long-term investor, extreme investor pessimism about Japan presents fantastic opportunities to buy some of world's greatest companies at very attractive prices. On balance, we remain optimistic about the long-term prospects for the Fund's Japanese holdings.

EUROPE

The Fund liquidated several European portfolio positions prior to the July market peak, resulting in significant profits. Target country allocations in Europe were also reduced in July after being overweighted for five years. Individual market target weightings are as follows: United Kingdom, 11 percent; France, 6 percent; Germany, 5.5 percent; Switzerland, 3 percent; Italy, 3.5 percent; Sweden, 3 percent; the Netherlands, 3 percent; and Spain, 1.5 percent.

The European Union's new single currency, the euro, will replace 11 national currencies on January 1, 1999. In all, Germany, France, Italy, the Netherlands, Luxembourg, Austria, Belgium, Finland, Ireland, Portugal and Spain will be linked by the euro. The alliance will become the world's top trading economy, with 18.6 percent of all world trade, exceeding both the United States and Japan. The 11 EMU countries have agreed to establish a European Central Bank
(ECB), which will have control and responsibility for setting the level of interest rates, consistent with its primary objective of maintaining price stability. EMU countries have made significant reforms in an effort to bring their economies in line with the strict convergence criteria: inflation and long-term rates within 1 1/2 and 2 percent, respectively, of the three best EU inflation rates; a budget deficit less than 3 percent of GDP; public debt less than 60 percent of GDP; and a steady record of exchange rate stability. We believe adherence to these criteria bodes well for the future of European stock markets.

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
LETTER TO THE SHAREHOLDERS SEPTEMBER 30, 1998, CONTINUED

THE PACIFIC RIM

The Asian crisis, which began more than one year ago, continues to plague investor sentiment both in the region and around the world. The Fund was not deeply affected by Asia's woes, however, as it has no exposure to emerging markets. The Fund did have holdings in Hong Kong (5 percent of assets) and Malaysia (eliminated in July), both of which had been deemed "developed markets" by the World Bank.

Shares in a Hong Kong property development company, Sun Hung Kai Properties, were purchased in late August and have already produced significant gains for the Fund. These shares still trade at approximately a 30-percent discount to the underlying estimated value of the company's tangible net assets. The Hong Kong dollar's peg to the U.S. dollar remains intact, thus completely protecting the Fund's currency exposure there.

Among signs that suggest the bottom may have been reached in Asia are sharply lower interest rates. This led currency speculators to retreat and currencies to stabilize. Recent weakness may help Asian economies by easing fears of a Chinese yuan devaluation, reducing the dollar denominated debts in local currency terms and enhancing competitiveness of Asian manufacturers. In the near term, the risks to Hong Kong's economy from financial market distress may weigh on investor sentiment, but for the disciplined long-term investor, the values that exist today provide an excellent buying opportunity.

CANADA AND AUSTRALIA

Our continued exposure to the resource-oriented markets of Australia and Canada offers the potential for risk reduction through diversification, as well as growth potential in economically stable countries. In August 1998, assets committed to Australia were increased slightly, to 2.5 percent, and shares in the Canadian companies Transcanada Pipeline and Nova Corporation were sold and replaced by a position in Alcan Aluminium. Commodity prices worldwide are near historic lows, and the shares of many commodity-related companies are trading at very attractive levels, which seems to discount a deflationary spiral in these commodity prices.

We believe that the long term outlook for the economies and securities of most of the world's major countries is favorable and that the stocks of well-established large-capitalization international

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
LETTER TO THE SHAREHOLDERS SEPTEMBER 30, 1998, CONTINUED

companies should perform well over the long term. While we remain confident and fully invested, we will be sensitive to any developments that would necessitate changes to the Fund's country allocations and portfolio holdings.

We appreciate your support of Morgan Stanley Dean Witter Global Dividend Growth Securities and look forward to continuing to serve your investment needs in the future.

Very truly yours,

        [SIGNATURE]
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
            COMMON AND PREFERRED STOCKS (96.3%)
            AUSTRALIA (2.4%)
            BANKING
 2,900,000  Australia & New Zealand Banking Group Ltd...........................................  $   15,540,529
                                                                                                  --------------
            BUILDING MATERIALS
 8,000,000  Pioneer International Ltd...........................................................      14,976,360
                                                                                                  --------------
            CONTAINERS/PACKAGING
 4,090,000  Amcor Ltd...........................................................................      14,285,147
                                                                                                  --------------
            OIL & GAS PRODUCTION
 6,200,000  Santos Ltd..........................................................................      17,207,362
                                                                                                  --------------
            PRECIOUS METALS
21,000,000  Normandy Mining Ltd.................................................................      17,784,428
                                                                                                  --------------

            TOTAL AUSTRALIA.....................................................................      79,793,826
                                                                                                  --------------

            CANADA (2.5%)
            ALUMINUM
   670,000  Alcan Aluminium Ltd.................................................................      15,838,674
                                                                                                  --------------
            CANADIAN OIL & GAS
 1,180,900  Imperial Oil Ltd....................................................................      17,993,049
                                                                                                  --------------
            MISCELLANEOUS
 1,165,000  EdperBrascan Corp. (Class A)........................................................      16,569,939
                                                                                                  --------------
            NON - U.S. BANKS
   580,000  Toronto-Dominion Bank...............................................................      15,455,794
                                                                                                  --------------
            OIL/GAS TRANSMISSION
   409,100  IPL Energy, Inc.*...................................................................      17,135,008
                                                                                                  --------------

            TOTAL CANADA........................................................................      82,992,464
                                                                                                  --------------

            FRANCE (6.0%)
            AUTO PARTS - ORIGINAL EQUIPMENT
     1,200  Valeo S.A...........................................................................          85,802
                                                                                                  --------------
            BROADCASTING
    10,960  Canal Plus..........................................................................       2,666,385
   100,000  Societe Television Francaise 1......................................................      17,160,324
                                                                                                  --------------
                                                                                                      19,826,709
                                                                                                  --------------
            BUILDING MATERIALS
   208,000  Lafarge S.A.........................................................................      18,441,628
                                                                                                  --------------
            CONTAINERS/PACKAGING
    37,000  Compagnie Generale d'Industrie et de Participations.................................      16,203,993
                                                                                                  --------------

NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
            DIVERSIFIED MANUFACTURING
   120,000  Compagnie de Saint-Gobain...........................................................  $   15,937,651
                                                                                                  --------------
            ELECTRICAL PRODUCTS
   175,000  Alcatel Alsthom.....................................................................      15,578,357
                                                                                                  --------------
            ELECTRONIC DATA PROCESSING
     3,000  Thomson CSF.........................................................................          91,700
                                                                                                  --------------
            ENGINEERING & CONSTRUCTION
       280  Vivendi.............................................................................          55,857
                                                                                                  --------------
            FARMING/SEEDS/MILLING
    89,000  Eridania Beghin-Say S.A.............................................................      16,656,776
                                                                                                  --------------
            HOTELS/RESORTS
    11,900  Accor S.A...........................................................................       2,499,419
                                                                                                  --------------
            INTEGRATED OIL COMPANIES
   143,700  Elf Aquitaine S.A...................................................................      17,749,620
                                                                                                  --------------
            MULTI-LINE INSURANCE
    42,400  AXA.................................................................................       3,888,100
                                                                                                  --------------
            MULTI-SECTOR COMPANIES
   254,100  Compagnie Financiere de Paribas.....................................................      13,717,212
    34,600  Societe Eurafrance S.A..............................................................      16,897,056
                                                                                                  --------------
                                                                                                      30,614,268
                                                                                                  --------------
            NON - U.S. BANKS
    33,300  Banque Nationale de Paris...........................................................       1,785,746
    20,000  Credit Commercial de France.........................................................       1,287,024
   125,000  Societe Generale....................................................................      13,853,387
                                                                                                  --------------
                                                                                                      16,926,157
                                                                                                  --------------
            OIL REFINING/MARKETING
   146,300  Total S.A. (B Shares)...............................................................      18,463,043
                                                                                                  --------------
            TELECOMMUNICATIONS
    66,400  France Telecom S.A. (ADR)*..........................................................       3,901,000
                                                                                                  --------------

            TOTAL FRANCE........................................................................     196,920,080
                                                                                                  --------------

            GERMANY (5.0%)
            APPAREL
     8,625  Hugo Boss AG (Pref.)................................................................      18,098,022
                                                                                                  --------------
            CONTAINERS/PACKAGING
    22,000  Viag AG.............................................................................      15,141,487
                                                                                                  --------------
            DIVERSIFIED MANUFACTURING
    49,800  MAN AG..............................................................................      16,062,590
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED) CONTINUED

NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
            ELECTRICAL PRODUCTS
   270,900  Siemens AG..........................................................................  $   14,990,450
                                                                                                  --------------
            ENGINEERING & CONSTRUCTION
   580,600  Bilfinger & Berger Bau AG...........................................................      11,208,225
                                                                                                  --------------
            MAJOR CHEMICALS
   410,000  BASF AG.............................................................................      15,559,352
   391,200  Bayer AG............................................................................      14,798,993
                                                                                                  --------------
                                                                                                      30,358,345
                                                                                                  --------------
            MOTOR VEHICLES
     2,840  Bayerische Motoren Werke (BMW) AG...................................................       1,830,336
       568  Bayerische Motoren Werke (BMW) AG (New)*............................................         357,554
                                                                                                  --------------
                                                                                                       2,187,890
                                                                                                  --------------
            MULTI-SECTOR COMPANIES
   320,000  RWE AG..............................................................................      14,877,698
    77,000  Thyssen AG..........................................................................      13,151,858
   293,000  VEBA AG.............................................................................      15,282,374
                                                                                                  --------------
                                                                                                      43,311,930
                                                                                                  --------------
            NON - U.S. BANKS
   258,000  Deutsche Bank Aktiengesellschaft....................................................      13,348,561
                                                                                                  --------------

            TOTAL GERMANY.......................................................................     164,707,500
                                                                                                  --------------
            HONG KONG (5.2%)
            AIRLINES
 8,750,000  Swire Pacific Ltd. (Class A)........................................................      27,553,720
                                                                                                  --------------
            MULTI-SECTOR COMPANIES
   286,000  Hutchison Whampoa, Ltd..............................................................       1,505,943
                                                                                                  --------------
            NON - U.S. UTILITIES
    23,000  CLP Holdings Ltd....................................................................         112,202
 8,250,000  Hong Kong Electric Holdings Ltd.....................................................      28,374,847
                                                                                                  --------------
                                                                                                      28,487,049
                                                                                                  --------------
            PRIVATE ISSUES
14,200,000  Hong Kong Telecommunications Ltd....................................................      27,947,345
                                                                                                  --------------

NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
            REAL ESTATE
 6,000,000  Cheung Kong (Holdings) Ltd..........................................................  $   27,798,929
 8,100,000  Henderson Land Development Co., Ltd.................................................      27,702,136
 8,000,000  Sun Hung Kai Properties Ltd.........................................................      28,340,969
                                                                                                  --------------
                                                                                                      83,842,034
                                                                                                  --------------

            TOTAL HONG KONG.....................................................................     169,336,091
                                                                                                  --------------

            ITALY (2.7%)
            NON - U.S. BANKS
    36,000  Banca Commerciale Italiana..........................................................         216,644
 1,640,000  Istituto Mobiliare Italiano SpA.....................................................      21,677,732
                                                                                                  --------------
                                                                                                      21,894,376
                                                                                                  --------------
            NON - U.S. UTILITIES
 2,600,000  Edison SpA..........................................................................      19,800,515
                                                                                                  --------------
            OIL & GAS PRODUCTION
 3,750,000  Ente Nazionale Idrocarburi SpA......................................................      23,010,459
                                                                                                  --------------
            TELECOMMUNICATIONS
 4,625,000  Telecom Italia DiRisp...............................................................      22,139,988
   276,000  Telecom Italia SpA..................................................................       1,903,593
                                                                                                  --------------
                                                                                                      24,043,581
                                                                                                  --------------

            TOTAL ITALY.........................................................................      88,748,931
                                                                                                  --------------

            JAPAN (17.2%)
            AIR FREIGHT/DELIVERY SERVICES
 3,000,000  Yamato Transport Co., Ltd...........................................................      32,491,767
                                                                                                  --------------
            ALCOHOLIC BEVERAGES
 3,931,000  Kirin Brewery Co., Ltd..............................................................      31,413,480
                                                                                                  --------------
            AUTO PARTS - ORIGINAL EQUIPMENT
     4,000  Bridgestone Corp....................................................................          80,498
                                                                                                  --------------
            CONSUMER ELECTRIC/APPLIANCES
 5,250,000  Sharp Corp..........................................................................      31,234,907
   426,000  Sony Corp...........................................................................      29,584,632
                                                                                                  --------------
                                                                                                      60,819,539
                                                                                                  --------------
            DIVERSIFIED COMMERCIAL SERVICES
    20,000  Secom Co............................................................................       1,244,054
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED) CONTINUED

NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
            DIVERSIFIED ELECTRONIC PRODUCTS
 6,524,000  Hitachi, Ltd........................................................................  $   28,645,445
   705,000  Kyocera Corp........................................................................      30,748,628
 2,200,000  Matsushita Electric Industrial Co., Ltd.............................................      29,864,618
 4,350,000  NEC Corp............................................................................      28,172,338
                                                                                                  --------------
                                                                                                     117,431,029
                                                                                                  --------------
            ELECTRICAL PRODUCTS
 4,339,000  Matsushita Electric Works, Ltd......................................................      32,927,501
                                                                                                  --------------
            ELECTRONIC COMPONENTS
   450,000  TDK Corp............................................................................      30,625,686
                                                                                                  --------------
            HOME BUILDING
 4,000,000  Sekisui House Ltd...................................................................      32,462,495
                                                                                                  --------------
            INDUSTRIAL MACHINERY/COMPONENTS
 9,000,000  Mitsubishi Heavy Industries Ltd.....................................................      30,757,409
                                                                                                  --------------
            MAJOR PHARMACEUTICALS
 1,200,000  Takeda Chemical Industries..........................................................      32,052,689
                                                                                                  --------------
            MOTOR VEHICLES
   952,000  Honda Motor Co......................................................................      28,911,818
 1,450,000  Toyota Motor Corp...................................................................      32,363,703
                                                                                                  --------------
                                                                                                      61,275,521
                                                                                                  --------------
            OTHER PHARMACEUTICALS
 1,607,000  Taisho Pharmaceutical Co., Ltd......................................................      33,751,116
                                                                                                  --------------
            RECREATIONAL PRODUCTS/TOYS
   350,000  Nintendo Co., Ltd...................................................................      32,886,937
                                                                                                  --------------
            SEMICONDUCTORS
     1,000  Rohm Co., Ltd.......................................................................          95,134
                                                                                                  --------------
            TELECOMMUNICATIONS
       117  Nippon Telegraph & Telephone Corp...................................................         851,921
                                                                                                  --------------
            TOBACCO
     4,050  Japan Tobacco, Inc..................................................................      32,173,436
                                                                                                  --------------
            TOTAL JAPAN.........................................................................     563,340,212
                                                                                                  --------------
            NETHERLANDS (2.6%)
            AIR FREIGHT/DELIVERY SERVICES
   260,000  TNT Post Group NV...................................................................       6,633,358
                                                                                                  --------------
            AIRLINES
   409,000  KLM Royal Dutch Air Lines NV........................................................      10,326,087
                                                                                                  --------------

NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
            BOOKS/MAGAZINE
    61,800  VNU NV..............................................................................  $    2,555,565
                                                                                                  --------------
            DIVERSIFIED ELECTRONIC PRODUCTS
   234,000  Philips Electronics NV..............................................................      12,624,110
                                                                                                  --------------
            DIVERSIFIED FINANCIAL SERVICES
     2,311  ING Groep NV........................................................................         104,286
                                                                                                  --------------
            ENGINEERING
       148  Fugro NV............................................................................           4,665
                                                                                                  --------------
            FINANCIAL PUBLISHING/SERVICES
    12,298  Wolters Kluwer NV...................................................................       2,364,296
                                                                                                  --------------
            FOOD CHAINS
    40,319  Koninklijke Ahold NV................................................................       1,206,527
                                                                                                  --------------
            LIFE INSURANCE
    47,108  Aegon NV............................................................................       3,738,293
                                                                                                  --------------
            MAJOR CHEMICALS
    50,600  Akzo Nobel NV.......................................................................       1,801,956
                                                                                                  --------------
            MOVIES/ENTERTAINMENT
    40,000  PolyGram NV.........................................................................       2,279,154
                                                                                                  --------------
            NON - U.S. BANKS
   660,000  ABN-AMRO Holding NV.................................................................      11,260,763
                                                                                                  --------------
            PRIVATE ISSUES
   260,000  Koninklijke PTT Nederland NV........................................................       8,042,947
                                                                                                  --------------
            SPECIALTY CHEMICALS
   152,000  DSM NV..............................................................................      12,845,753
                                                                                                  --------------
            STEEL/IRON ORE
   382,500  Koninklijke Hoogovens NV............................................................      10,734,559
                                                                                                  --------------

            TOTAL NETHERLANDS...................................................................      86,522,319
                                                                                                  --------------

            SPAIN (1.5%)
            FOOD CHAINS
     5,100  Centros Comerciales Pryca S.A.......................................................         106,535
                                                                                                  --------------
            NON - U.S. BANKS
   230,000  Banco Popular Espanol S.A...........................................................      14,527,170
                                                                                                  --------------
            NON - U.S. UTILITIES
   750,000  Endesa S.A..........................................................................      16,937,192
                                                                                                  --------------
            OIL REFINING/MARKETING
   360,000  Repsol S.A..........................................................................      15,243,472
                                                                                                  --------------
            TELECOMMUNICATIONS
    49,090  Telefonica S.A......................................................................       1,794,539
                                                                                                  --------------

            TOTAL SPAIN.........................................................................      48,608,908
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED) CONTINUED

NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
            SWEDEN (3.0%)
            CONSUMER ELECTRIC/APPLIANCES
 1,200,000  Electrolux AB (Series B)............................................................  $   15,728,192
                                                                                                  --------------
            ENGINEERING & CONSTRUCTION
   408,000  Skanska AB (B Shares)...............................................................      13,420,882
                                                                                                  --------------
            LIFE INSURANCE
   293,500  Skandia Forsakrings AB..............................................................       3,809,505
                                                                                                  --------------
            MACHINERY - DIVERSIFIED
   775,000  Sandvik AB (B Shares)...............................................................      16,173,570
                                                                                                  --------------
            MAJOR PHARMACEUTICALS
    80,000  Astra AB (B Shares).................................................................       1,313,228
                                                                                                  --------------
            MOTOR VEHICLES
   618,000  Volvo AB (B Shares).................................................................      15,099,065
                                                                                                  --------------
            NON - U.S. BANKS
 2,600,100  Nordbanken Holding AB...............................................................      14,888,910
                                                                                                  --------------
            PACKAGE GOODS/COSMETICS
   725,000  Svenska Cellulosa AB................................................................      14,299,803
                                                                                                  --------------
            REAL ESTATE
   373,000  Drott AB (B Shares)*................................................................       3,037,730
                                                                                                  --------------
            TELECOMMUNICATION EQUIPMENT
   101,000  Ericsson (L.M.) Telephone Co. AB (Series "B" Free)..................................       1,902,144
                                                                                                  --------------
            TOTAL SWEDEN........................................................................      99,673,029
                                                                                                  --------------
            SWITZERLAND (2.5%)
            MAJOR PHARMACEUTICALS
     2,315  Novartis AG.........................................................................       3,726,503
    12,030  Novartis AG - Bearer................................................................      19,382,394
       350  Roche Holdings AG...................................................................       3,783,098
                                                                                                  --------------
                                                                                                      26,891,995
                                                                                                  --------------
            NON - U.S. BANKS
     8,500  Credit Suisse Group*................................................................         943,417
    75,000  UBS AG..............................................................................      14,689,880
                                                                                                  --------------
                                                                                                      15,633,297
                                                                                                  --------------
            PACKAGED FOODS
    10,600  Nestle S.A..........................................................................      21,176,931
                                                                                                  --------------
            TOBACCO
    13,500  Compagnie Financiere Richemont AG (Series A)........................................      17,334,059
                                                                                                  --------------
            TOTAL SWITZERLAND...................................................................      81,036,282
                                                                                                  --------------

NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------

            UNITED KINGDOM (11.1%)
            AEROSPACE
    15,984  British Aerospace PLC...............................................................  $       96,910
   303,268  Rolls-Royce PLC.....................................................................       1,045,531
                                                                                                  --------------
                                                                                                       1,142,441
                                                                                                  --------------
            ALCOHOLIC BEVERAGES
 1,825,673  Bass PLC............................................................................      21,858,810
   129,600  Diageo PLC..........................................................................       1,232,558
                                                                                                  --------------
                                                                                                      23,091,368
                                                                                                  --------------
            CLOTHING/SHOE/ACCESSORY CHAINS
 3,036,200  Next PLC............................................................................      21,656,790
                                                                                                  --------------
            DIVERSIFIED ELECTRONIC PRODUCTS
   185,441  General Electric Co. PLC............................................................       1,354,218
                                                                                                  --------------
            DIVERSIFIED FINANCIAL SERVICES
 1,213,570  Allied Zurich PLC*..................................................................      12,407,256
                                                                                                  --------------
            DIVERSIFIED MANUFACTURING
10,000,000  Cookson Group PLC...................................................................      18,511,470
                                                                                                  --------------
            INTEGRATED OIL COMPANIES
   314,073  Shell Transport & Trading Co. PLC...................................................       1,900,203
                                                                                                  --------------
            LIFE INSURANCE
    85,621  Prudential Corp. PLC................................................................       1,250,527
                                                                                                  --------------
            MAJOR PHARMACEUTICALS
   108,846  Glaxo Wellcome PLC..................................................................       3,210,899
                                                                                                  --------------
            MEDIA CONGLOMERATES
 4,998,868  Rank Group PLC......................................................................      19,526,028
                                                                                                  --------------
            MULTI-LINE INSURANCE
    67,077  CGU PLC.............................................................................       1,038,352
   144,192  Royal & Sun Alliance Insurance Group PLC............................................       1,248,895
                                                                                                  --------------
                                                                                                       2,287,247
                                                                                                  --------------
            MULTI-SECTOR COMPANIES
 3,700,000  Hanson PLC..........................................................................      23,438,238
   251,400  Tomkins PLC.........................................................................       1,178,389
                                                                                                  --------------
                                                                                                      24,616,627
                                                                                                  --------------
            NON - U.S. BANKS
   117,178  Abbey National PLC..................................................................       2,017,895
    59,632  HSBC Holdings PLC...................................................................       1,116,029
 1,357,103  National Westminster Bank PLC.......................................................      18,207,667
 1,650,000  Royal Bank of Scotland Group PLC....................................................      18,774,707
                                                                                                  --------------
                                                                                                      40,116,298
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED) CONTINUED

NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
            NON - U.S. UTILITIES
 3,000,000  National Grid Group PLC.............................................................  $   22,315,662
 2,400,000  National Power PLC..................................................................      21,846,931
 2,000,000  Scottish Hydro-Electric PLC.........................................................      22,417,560
                                                                                                  --------------
                                                                                                      66,580,153
                                                                                                  --------------
            OTHER METALS/MINERALS
 1,900,000  Rio Tinto PLC.......................................................................      22,635,792
                                                                                                  --------------
            OTHER SPECIALTY STORES
   128,000  Kingfisher PLC......................................................................       1,186,908
                                                                                                  --------------
            PACKAGE GOODS/COSMETICS
     7,000  Reckitt & Colman PLC................................................................         103,486
                                                                                                  --------------
            PAPER
11,000,000  Arjo Wiggins Appleton PLC...........................................................      19,054,926
                                                                                                  --------------
            PRIVATE ISSUES
   277,921  British Telecommunications PLC......................................................       3,742,906
                                                                                                  --------------
            STEEL/IRON ORE
12,100,000  British Steel PLC...................................................................      21,833,769
                                                                                                  --------------
            TOBACCO
 1,213,570  British American Tobacco PLC*.......................................................       9,032,359
                                                                                                  --------------
            WATER SUPPLY
 1,400,000  Hyder PLC...........................................................................      22,147,530
 1,350,000  Hyder PLC (Pref.)*..................................................................       2,808,564
 1,255,000  Severn Trent PLC....................................................................      24,169,696
                                                                                                  --------------
                                                                                                      49,125,790
                                                                                                  --------------

            TOTAL UNITED KINGDOM................................................................     364,367,461
                                                                                                  --------------

            UNITED STATES (34.6%)
            AEROSPACE
   640,000  Northrop Grumman Corp...............................................................      46,720,000
                                                                                                  --------------
            ALUMINUM
   610,000  Aluminum Co. of America.............................................................      43,310,000
                                                                                                  --------------
            AUTOMOTIVE AFTERMARKET
   800,000  Goodyear Tire & Rubber Co...........................................................      41,100,000
                                                                                                  --------------
            BUILDING MATERIALS CHAINS
    86,000  Home Depot, Inc.....................................................................       3,397,000
                                                                                                  --------------
            CONSTRUCTION/AG EQUIP/TRUCKS
 1,350,000  Deere & Co..........................................................................      40,837,500
                                                                                                  --------------

NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
            CONTAINERS/PACKAGING
 1,500,000  Crown Cork & Seal Co., Inc..........................................................  $   40,125,000
                                                                                                  --------------
            DISCOUNT CHAINS
 1,100,000  Dayton Hudson Corp..................................................................      39,325,000
                                                                                                  --------------
            DIVERSIFIED FINANCIAL SERVICES
    48,500  Travelers Group, Inc.*..............................................................       1,818,750
                                                                                                  --------------
            DIVERSIFIED MANUFACTURING
    33,000  General Electric Co.................................................................       2,625,562
    39,000  Honeywell, Inc......................................................................       2,498,437
   575,000  Minnesota Mining & Manufacturing Co.................................................      42,370,312
    44,000  Trinity Industries, Inc.............................................................       1,427,250
                                                                                                  --------------
                                                                                                      48,921,561
                                                                                                  --------------
            ELECTRIC UTILITIES: EAST
 1,035,000  GPU, Inc............................................................................      43,987,500
                                                                                                  --------------
            ELECTRONIC DATA PROCESSING
    86,000  COMPAQ Computer Corp................................................................       2,719,750
     2,300  Hewlett-Packard Co..................................................................         121,756
   335,000  International Business Machines Corp................................................      42,880,000
                                                                                                  --------------
                                                                                                      45,721,506
                                                                                                  --------------
            ENGINEERING & CONSTRUCTION
 1,025,000  Fluor Corp..........................................................................      42,089,062
                                                                                                  --------------
            FINANCE COMPANIES
   645,786  Associates First Capital Corp. (Class A)............................................      42,137,536
    47,500  Fannie Mae..........................................................................       3,051,875
                                                                                                  --------------
                                                                                                      45,189,411
                                                                                                  --------------
            FOOD CHAINS
   775,000  Albertson's, Inc....................................................................      41,946,875
                                                                                                  --------------
            INTEGRATED OIL COMPANIES
     1,800  Atlantic Richfield Co...............................................................         127,687
   521,800  Chevron Corp........................................................................      43,863,812
    42,200  Exxon Corp..........................................................................       2,961,913
    37,500  Mobil Corp..........................................................................       2,847,656
    47,000  Texaco, Inc.........................................................................       2,946,313
                                                                                                  --------------
                                                                                                      52,747,381
                                                                                                  --------------
            MAJOR BANKS
   705,000  BankAmerica Corp....................................................................      42,388,125
    52,000  BankBoston Corp.....................................................................       1,716,000
    46,000  Chase Manhattan Corp................................................................       1,989,500
    20,000  Citicorp............................................................................       1,858,750
 1,380,000  KeyCorp.............................................................................      39,847,500
                                                                                                  --------------
                                                                                                      87,799,875
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED) CONTINUED

NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
            MAJOR CHEMICALS
   500,000  Dow Chemical Co.....................................................................  $   42,718,750
    63,700  Monsanto Co.........................................................................       3,591,088
                                                                                                  --------------
                                                                                                      46,309,838
                                                                                                  --------------
            MAJOR PHARMACEUTICALS
    71,000  American Home Products Corp.........................................................       3,718,625
   420,000  Bristol-Myers Squibb Co.............................................................      43,627,500
    36,200  Johnson & Johnson...................................................................       2,832,650
    66,000  Warner-Lambert Co...................................................................       4,983,000
                                                                                                  --------------
                                                                                                      55,161,775
                                                                                                  --------------
            MAJOR U.S. TELECOMMUNICATIONS
   575,000  Sprint Corp.........................................................................      41,400,000
                                                                                                  --------------
            MID - SIZED BANKS
    80,600  First Tennessee National Corp.......................................................       2,196,350
                                                                                                  --------------
            MILITARY/GOV'T/TECHNICAL
    38,000  General Motors Corp. (Class H)......................................................       1,398,875
                                                                                                  --------------
            MOTOR VEHICLES
    72,800  Chrysler Corp.......................................................................       3,485,300
   920,000  Ford Motor Co.......................................................................      43,182,500
                                                                                                  --------------
                                                                                                      46,667,800
                                                                                                  --------------
            MOVIES/ENTERTAINMENT
    82,200  Walt Disney Co......................................................................       2,080,688
                                                                                                  --------------
            MULTI-LINE INSURANCE
    36,000  American International Group, Inc...................................................       2,772,000
                                                                                                  --------------
            MULTI-SECTOR COMPANIES
 1,300,000  Tenneco, Inc........................................................................      42,737,500
                                                                                                  --------------
            NATURAL GAS - DISTRIBUTION
   825,000  Consolidated Natural Gas Co.........................................................      44,962,500
                                                                                                  --------------
            OIL REFINING/MARKETING
   880,000  Ashland, Inc........................................................................      40,700,000
                                                                                                  --------------
            OILFIELD SERVICES/EQUIPMENT
     1,800  Schlumberger, Ltd...................................................................          90,563
                                                                                                  --------------
            OTHER METALS/MINERALS
   815,000  Phelps Dodge Corp...................................................................      42,532,813
                                                                                                  --------------

NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
            OTHER SPECIALTY STORES
    85,700  Pep Boys-Manny, Moe & Jack..........................................................  $    1,146,238
                                                                                                  --------------
            PACKAGED FOODS
    35,900  General Mills, Inc..................................................................       2,513,000
                                                                                                  --------------
            PAPER
    58,000  Bowater, Inc........................................................................       2,066,250
    59,200  Champion International Corp.........................................................       1,853,700
   900,000  International Paper Co..............................................................      41,962,500
                                                                                                  --------------
                                                                                                      45,882,450
                                                                                                  --------------
            SAVINGS & LOAN ASSOCIATIONS
     2,300  Ahmanson (H.F.) & Co................................................................         127,650
    28,500  Golden West Financial Corp..........................................................       2,331,656
    55,500  Washington Mutual, Inc..............................................................       1,862,719
                                                                                                  --------------
                                                                                                       4,322,025
                                                                                                  --------------
            SEMICONDUCTORS
    36,800  Intel Corp..........................................................................       3,155,600
                                                                                                  --------------
            SOFT DRINKS
    77,700  PepsiCo, Inc........................................................................       2,287,294
                                                                                                  --------------
            SPECIALTY STEEL
    54,800  Nucor Corp..........................................................................       2,226,250
                                                                                                  --------------
            TOBACCO
   900,000  Philip Morris Companies, Inc........................................................      41,456,250
                                                                                                  --------------

            TOTAL UNITED STATES.................................................................   1,137,036,230
                                                                                                  --------------
            TOTAL COMMON AND PREFERRED STOCKS
            (IDENTIFIED COST  $3,184,906,116)...................................................   3,163,083,333
                                                                                                  --------------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------
           SHORT-TERM INVESTMENTS (a) (3.2%)
           COMMERCIAL PAPER
           FINANCE - DIVERSIFIED
$ 30,000   American Express Credit Corp. 5.25% due 10/05/98.....................................      29,982,500
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
           U.S. GOVERNMENT AGENCIES
$ 30,000   Federal Home Loan Mortgage Corp. 5.20% due 10/07/98..................................  $   29,974,000
  43,500   Federal Home Loan Mortgage Corp. 5.45% due 10/01/98..................................      43,500,000
                                                                                                  --------------
           TOTAL U.S. GOVERNMENT AGENCIES
           (AMORTIZED COST $73,474,000).........................................................      73,474,000
                                                                                                  --------------
           TOTAL SHORT-TERM INVESTMENTS
           (AMORTIZED COST $103,456,500)........................................................     103,456,500
                                                                                                  --------------

TOTAL INVESTMENTS
(IDENTIFIED COST $3,288,362,616) (B)....................................................   99.5 %   3,266,539,833

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES..........................................    0.5        15,246,518
                                                                                          ------  ---------------
NET ASSETS..............................................................................  100.0 % $ 3,281,786,351
                                                                                          ------  ---------------
                                                                                          ------  ---------------

---------------------

 *   Non-income producing security.
ADR  American Depository Receipt.
(a) Securities were purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $327,462,796 and the aggregate gross unrealized depreciation is $349,285,579, resulting in net unrealized depreciation of $21,822,783.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT SEPTEMBER 30, 1998:

                                              UNREALIZED
  CONTRACTS TO           IN        DELIVERY  APPRECIATION
     DELIVER        EXCHANGE FOR     DATE    (DEPRECIATION)
---------------------------------------------------------
$       1,684,040   DEM 2,820,430  10/01/98  $    6,865
$       1,420,043   NLG 2,681,183  10/01/98       5,057
$       5,055,409   CHF 7,016,908  10/01/98      34,840
ITL 2,581,407,474  $    1,556,101  10/01/98      (9,100)
$       1,340,066   GBP   788,459  10/01/98      (1,025)
  AUD   2,270,881  $    1,331,213  10/02/98     (18,371)
$       3,287,267   GBP 1,926,660  10/02/98     (15,221)
 JPY  589,375,959  $    4,309,879  10/02/98      (3,154)
$       1,749,226   CHF 2,408,159  10/05/98      (2,284)
 JPY  162,885,617  $    1,191,120  10/05/98        (872)
  HKD  47,214,676  $    6,092,767  10/05/98        (629)
  AUD   2,776,038  $    1,657,572  10/06/98       7,773
  GBP   1,705,487  $    2,895,917  10/07/98        (512)
  AUD   2,317,686  $    1,372,070  10/07/98      (5,331)
$       1,809,160  FRF 10,143,600  10/30/98       4,042
  FRF   2,728,417  $      485,700  10/30/98      (2,014)
                                             ------------
      Net unrealized appreciation..........   $      65
                                             ------------
                                             ------------

CURRENCY ABBREVIATIONS:

AUD        Australian Dollar.
GBP        British Pound.
NLG        Dutch Guilder.
FRF        French Franc.
DEM        German Deutchemark.
HKD        Hong Kong Dollar.
ITL        Italian Lira.
JPY        Japanese Yen.
CHF        Swiss Franc.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
SUMMARY OF INVESTMENTS SEPTEMBER 30, 1998 (UNAUDITED)

                                                                                                  PERCENT OF
INDUSTRY                                                                              VALUE       NET ASSETS
------------------------------------------------------------------------------------------------------------
Aerospace.......................................................................  $   47,862,441        1.5 %
Air Freight/Delivery Services...................................................      39,125,125        1.2
Airlines........................................................................      37,879,807        1.2
Alcoholic Beverages.............................................................      54,504,848        1.7
Aluminum........................................................................      59,148,674        1.8
Apparel.........................................................................      18,098,022        0.6
Auto Parts - Original Equipment.................................................         166,299        --
Automotive Aftermarket..........................................................      41,100,000        1.3
Banking.........................................................................      15,540,529        0.5
Books/Magazine..................................................................       2,555,565        0.1
Broadcasting....................................................................      19,826,709        0.6
Building Materials..............................................................      33,417,988        1.0
Building Materials Chains.......................................................       3,397,000        0.1
Canadian Oil & Gas..............................................................      17,993,049        0.5
Clothing/Shoe/Accessory Chains..................................................      21,656,790        0.7
Commercial Paper................................................................      29,982,500        0.9
Construction/Ag Equip/Trucks....................................................      40,837,500        1.2
Consumer Electric/Appliances....................................................      76,547,731        2.3
Containers/Packaging............................................................      85,755,628        2.6
Discount Chains.................................................................      39,325,000        1.2
Diversified Commercial Services.................................................       1,244,054        --
Diversified Electronic Products.................................................     131,409,356        4.0
Diversified Financial Services..................................................      14,330,292        0.4
Diversified Manufacturing.......................................................      99,433,273        3.0
Electric Utilities: East........................................................      43,987,500        1.3
Electrical Products.............................................................      63,496,307        1.9
Electronic Components...........................................................      30,625,686        0.9
Electronic Data Processing......................................................      45,813,207        1.4
Engineering.....................................................................           4,665        --
Engineering & Construction......................................................      66,774,027        2.0
Farming/Seeds/Milling...........................................................      16,656,776        0.5
Finance Companies...............................................................      45,189,411        1.4
Financial Publishing/Services...................................................       2,364,296        0.1
Food Chains.....................................................................      43,259,937        1.3
Home Building...................................................................      32,462,495        1.0
Hotels/Resorts..................................................................       2,499,419        0.1
Industrial Machinery/Components.................................................      30,757,409        0.9
Integrated Oil Companies........................................................      72,397,204        2.2
Life Insurance..................................................................       8,798,326        0.3
Machinery - Diversified.........................................................      16,173,570        0.5
Major Banks.....................................................................      87,799,875        2.7
Major Chemicals.................................................................      78,470,139        2.4
Major Pharmaceuticals...........................................................     118,630,586        3.6
Major U.S. Telecommunications...................................................      41,400,000        1.3

                                                                                                  PERCENT OF
INDUSTRY                                                                              VALUE       NET ASSETS
------------------------------------------------------------------------------------------------------------
Media Conglomerates.............................................................  $   19,526,028        0.6 %
Mid - Sized Banks...............................................................       2,196,350        0.1
Military/Gov't/Technical........................................................       1,398,875        --
Miscellaneous...................................................................      16,569,939        0.5
Motor Vehicles..................................................................     125,230,276        3.8
Movies/Entertainment............................................................       4,359,841        0.1
Multi-Line Insurance............................................................       8,947,347        0.3
Multi-Sector Companies..........................................................     142,786,269        4.4
Natural Gas - Distribution......................................................      44,962,500        1.4
Non - U.S. Banks................................................................     164,051,326        5.0
Non - U.S. Utilities............................................................     131,804,909        4.0
Oil & Gas Production............................................................      40,217,821        1.2
Oil Refining/Marketing..........................................................      74,406,515        2.3
Oil/Gas Transmission............................................................      17,135,009        0.5
Oilfield Services/Equipment.....................................................          90,563        --
Other Metals/Minerals...........................................................      65,168,604        2.0
Other Pharmaceuticals...........................................................      33,751,116        1.0
Other Specialty Stores..........................................................       2,333,145        0.1
Package Goods/Cosmetics.........................................................      14,403,289        0.4
Packaged Foods..................................................................      23,689,931        0.7
Paper...........................................................................      64,937,376        2.0
Precious Metals.................................................................      17,784,428        0.5
Private Issues..................................................................      39,733,198        1.2
Real Estate.....................................................................      86,879,764        2.6
Recreational Products/Toys......................................................      32,886,937        1.0
Savings & Loan Associations.....................................................       4,322,025        0.1
Semiconductors..................................................................       3,250,734        0.1
Soft Drinks.....................................................................       2,287,294        0.1
Specialty Chemicals.............................................................      12,845,753        0.4
Specialty Steel.................................................................       2,226,250        0.1
Steel/Iron Ore..................................................................      32,568,329        1.0
Telecommunication Equipment.....................................................       1,902,144        0.1
Telecommunications..............................................................      30,591,040        0.9
Tobacco.........................................................................      99,996,103        3.0
U.S. Government Agencies........................................................      73,474,000        2.3
Water Supply....................................................................      49,125,790        1.5
                                                                                  --------------     -----
                                                                                  $3,266,539,833       99.5 %
                                                                                  --------------     -----
                                                                                  --------------     -----

                                                                                                  PERCENT OF
TYPE OF INVESTMENT                                                                    VALUE       NET ASSETS
------------------------------------------------------------------------------------------------------------
Common Stocks...................................................................  $3,142,176,748       95.7 %
Preferred Stocks................................................................      20,906,585        0.6
Short-Term Investments..........................................................     103,456,500        3.2
                                                                                  --------------     -----
                                                                                  $3,266,539,833       99.5 %
                                                                                  --------------     -----
                                                                                  --------------     -----

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1998 (UNAUDITED)

ASSETS:
Investments in securities, at value
  (identified cost $3,288,362,616)..........................................................  $3,266,539,833
Cash........................................................................................         662,759
Receivable for:
    Investments sold........................................................................      30,064,854
    Dividends...............................................................................       9,527,247
    Foreign withholding taxes reclaimed.....................................................       2,846,775
    Shares of beneficial interest sold......................................................       1,299,429
Prepaid expenses and other assets...........................................................         337,729
                                                                                              --------------
     TOTAL ASSETS...........................................................................   3,311,278,626
                                                                                              --------------
LIABILITIES:
Payable for:
    Investments purchased...................................................................      20,651,438
    Shares of beneficial interest repurchased...............................................       3,486,061
    Plan of distribution fee................................................................       2,618,942
    Investment management fee...............................................................       1,958,163
Accrued expenses and other payables.........................................................         777,671
                                                                                              --------------
     TOTAL LIABILITIES......................................................................      29,492,275
                                                                                              --------------
     NET ASSETS.............................................................................  $3,281,786,351
                                                                                              --------------
                                                                                              --------------
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................................................  $3,252,705,075
Net unrealized depreciation.................................................................     (21,476,855)
Accumulated undistributed net investment income.............................................       1,369,754
Accumulated undistributed net realized gain.................................................      49,188,377
                                                                                              --------------
     NET ASSETS.............................................................................  $3,281,786,351
                                                                                              --------------
                                                                                              --------------
CLASS A SHARES:
Net Assets..................................................................................     $26,064,558
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................       2,235,919
     NET ASSET VALUE PER SHARE..............................................................          $11.66
                                                                                              --------------
                                                                                              --------------
     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)......................................          $12.31
                                                                                              --------------
                                                                                              --------------
CLASS B SHARES:
Net Assets..................................................................................  $3,190,925,646
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................     273,408,384
     NET ASSET VALUE PER SHARE..............................................................          $11.67
                                                                                              --------------
                                                                                              --------------
CLASS C SHARES:
Net Assets..................................................................................     $10,967,709
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................         941,594
     NET ASSET VALUE PER SHARE..............................................................          $11.65
                                                                                              --------------
                                                                                              --------------
CLASS D SHARES:
Net Assets..................................................................................     $53,828,438
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................       4,615,371
     NET ASSET VALUE PER SHARE..............................................................          $11.66
                                                                                              --------------
                                                                                              --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1998 (UNAUDITED)

NET INVESTMENT INCOME:

INCOME
Dividends (net of $4,809,076 foreign withholding tax)........................................  $  49,321,697
Interest.....................................................................................      3,839,794
                                                                                               -------------

     TOTAL INCOME............................................................................     53,161,491
                                                                                               -------------

EXPENSES
Plan of distribution fee (Class A shares)....................................................         22,526
Plan of distribution fee (Class B shares)....................................................     15,760,457
Plan of distribution fee (Class C shares)....................................................         56,663
Investment management fee....................................................................     13,341,607
Transfer agent fees and expenses.............................................................      2,300,650
Custodian fees...............................................................................      1,158,084
Shareholder reports and notices..............................................................        146,847
Registration fees............................................................................         59,994
Professional fees............................................................................         40,562
Trustees' fees and expenses..................................................................         12,723
Organizational expenses......................................................................          8,995
Other........................................................................................         19,681
                                                                                               -------------

     TOTAL EXPENSES..........................................................................     32,928,789
                                                                                               -------------

     NET INVESTMENT INCOME...................................................................     20,232,702
                                                                                               -------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
    Investments..............................................................................    115,157,766
    Foreign exchange transactions............................................................       (514,477)
                                                                                               -------------

     NET GAIN................................................................................    114,643,289
                                                                                               -------------
Net change in unrealized appreciation/depreciation on:
    Investments..............................................................................   (619,221,704)
    Translation of forward foreign currency contracts, other assets and liabilities
      denominated in foreign currencies......................................................        627,861
                                                                                               -------------

     NET DEPRECIATION........................................................................   (618,593,843)
                                                                                               -------------

     NET LOSS................................................................................   (503,950,554)
                                                                                               -------------

NET DECREASE.................................................................................  $(483,717,852)
                                                                                               -------------
                                                                                               -------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                             FOR THE SIX        FOR THE YEAR
                                                                            MONTHS ENDED            ENDED
                                                                         SEPTEMBER 30, 1998    MARCH 31, 1998*
--------------------------------------------------------------------------------------------------------------

                                                                             (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income..................................................  $       20,232,702    $    28,536,934
Net realized gain......................................................         114,643,289        424,639,725
Net change in unrealized appreciation..................................        (618,593,843)       270,061,046
                                                                         -------------------   ---------------

     NET INCREASE (DECREASE)...........................................        (483,717,852)       723,237,705
                                                                         -------------------   ---------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
    Class A shares.....................................................            (181,727)           (89,450)
    Class B shares.....................................................         (16,018,395)       (30,169,703)
    Class C shares.....................................................             (47,843)           (44,631)
    Class D shares.....................................................            (388,690)          (173,106)
Net realized gain
    Class A shares.....................................................            (871,566)          (565,637)
    Class B shares.....................................................        (214,269,649)      (405,262,485)
    Class C shares.....................................................            (665,468)          (502,865)
    Class D shares.....................................................          (1,295,371)        (1,032,962)
                                                                         -------------------   ---------------

     TOTAL DIVIDENDS AND DISTRIBUTIONS.................................        (233,738,709)      (437,840,839)
                                                                         -------------------   ---------------
Net increase from transactions in shares of beneficial interest........         144,839,167        530,515,791
                                                                         -------------------   ---------------

     NET INCREASE (DECREASE)...........................................        (572,617,394)       815,912,657

NET ASSETS:
Beginning of period....................................................       3,854,403,745      3,038,491,088
                                                                         -------------------   ---------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $1,369,754 AND
    DIVIDENDS IN EXCESS OF NET INVESTMENT INCOME OF $2,122,966,
    RESPECTIVELY)......................................................  $    3,281,786,351    $ 3,854,403,745
                                                                         -------------------   ---------------
                                                                         -------------------   ---------------

---------------------

 *   Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1998 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Global Dividend Growth Securities (the "Fund"), formerly Dean Witter Global Dividend Growth Securities, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide reasonable current income and long-term growth of income and capital. The Fund seeks to achieve its objective by investing primarily in common stock of issuers worldwide, with a record of paying dividends and the potential for increasing dividends. The Fund was organized as a Massachusetts business trust on January 12, 1993 and commenced operations on June 30, 1993. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares designated as Class B shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American, or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), formerly Dean Witter InterCapital Inc., that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1998 (UNAUDITED) CONTINUED

supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

E. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1998 (UNAUDITED) CONTINUED

foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

H. ORGANIZATIONAL EXPENSES -- The Investment Manager paid the organizational expenses of approximately $180,000 which have been reimbursed for the full amount thereof. Such expenses were deferred and fully amortized as of June 29, 1998.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.75% to the portion of daily net assets not exceeding $1 billion; 0.725% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.70% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2.5 billion; 0.675% to the portion of daily net assets exceeding $2.5 billion but not exceeding $3.5 billion; and 0.65% to the portion of daily net assets exceeding $3.5 billion. Effective May 1, 1998, the Agreement was amended to reduce the annual fee to 0.625% of the portion of daily net assets in excess of $4.5 billion.

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1998 (UNAUDITED) CONTINUED

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, the Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1998 (UNAUDITED) CONTINUED

distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $65,491,622 at September 30, 1998.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended September 30, 1998, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.00%, respectively.

The Distributor has informed the Fund that for the six months ended September 30, 1998, it received contingent deferred sales charges from certain redemptions of the Fund's Class A, Class B and Class C shares of $32, $2,697,369 and $5,608, respectively and received $61,331 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended September 30, 1998 aggregated $951,705,949 and $1,225,561,662, respectively.

For the six months ended September 30, 1998, the Fund incurred $1,500 in brokerage commissions with DWR for portfolio transactions executed on behalf of the Fund.

For the six months ended September 30, 1998, the Fund incurred brokerage commissions of $872,936 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund. At September 30, 1998, included in the Fund's receivable for investments sold were unsettled trades with Morgan Stanley & Co., Inc. for $12,144,277.

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1998 (UNAUDITED) CONTINUED

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended September 30, 1998 included in Trustees' fees and expenses in the Statement of Operations amounted to $6,046. At September 30, 1998, the Fund had an accrued pension liability of $55,941 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. FEDERAL INCOME TAX STATUS

Foreign currency losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net foreign currency losses of approximately $90,000 during fiscal 1998.

As of March 31, 1998, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and income from the mark-to-market of passive foreign investment companies.

6. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At September 30, 1998, there were outstanding forward contracts used to facilitate settlement of foreign currency denominated portfolio transactions.

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1998 (UNAUDITED) CONTINUED

7. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                           FOR THE SIX
                                                                           MONTHS ENDED
                                                                        SEPTEMBER 30, 1998               FOR THE YEAR
                                                                   ----------------------------             ENDED
                                                                                                       MARCH 31, 1998*
                                                                           (UNAUDITED)            --------------------------
                                                                     SHARES          AMOUNT         SHARES         AMOUNT
                                                                   -----------   --------------   -----------   ------------
CLASS A SHARES
Sold.............................................................    1,359,526   $   17,543,327       885,238   $ 12,442,665
Reinvestment of dividends and distributions......................       75,769          999,191        47,429        606,606
Shares issued in connection with the acquisition of Dean Witter
 World Wide Investment Trust.....................................       60,400          812,979       --             --
Redeemed.........................................................     (162,443)      (2,175,407)      (30,000)      (424,056)
                                                                   -----------   --------------   -----------   ------------
Net increase - Class A...........................................    1,333,252       17,180,090       902,667     12,625,215
                                                                   -----------   --------------   -----------   ------------

CLASS B SHARES
Sold.............................................................   11,600,572       94,426,216    54,063,092    772,136,946
Reinvestment of dividends and distributions......................   16,063,031      214,412,366    30,559,475    405,815,115
Shares issued in connection with the acquisition of Dean Witter
 World Wide Investment Trust.....................................   21,617,480      291,187,456       --             --
Redeemed.........................................................  (39,818,226)    (517,570,128)  (49,060,405)  (689,166,941)
                                                                   -----------   --------------   -----------   ------------
Net increase - Class B...........................................    9,462,857       82,455,910    35,562,162    488,785,120
                                                                   -----------   --------------   -----------   ------------

CLASS C SHARES
Sold.............................................................      329,611        4,501,879       697,103      9,960,568
Reinvestment of dividends and distributions......................       50,188          668,772        40,593        516,939
Shares issued in connection with the acquisition of Dean Witter
 World Wide Investment Trust.....................................        5,717           76,889       --             --
Redeemed.........................................................     (117,449)      (1,537,046)      (64,169)      (887,746)
                                                                   -----------   --------------   -----------   ------------
Net increase - Class C...........................................      268,067        3,710,494       673,527      9,589,761
                                                                   -----------   --------------   -----------   ------------

CLASS D SHARES
Sold.............................................................      695,085        8,499,821     1,378,903     19,481,908
Reinvestment of dividends and distributions......................      126,034        1,649,734        93,459      1,196,710
Shares issued in connection with the acquisition of Dean Witter
 World Wide Investment Trust.....................................    2,083,617       28,066,326       --             --
Shares issued in connection with the acquisition of Dean Witter
 Retirement Series - Global Equity Series........................    1,324,733       15,658,345       --             --
Redeemed.........................................................   (1,001,477)     (12,381,553)      (84,983)    (1,162,923)
                                                                   -----------   --------------   -----------   ------------
Net increase - Class D...........................................    3,227,992       41,492,673     1,387,379     19,515,695
                                                                   -----------   --------------   -----------   ------------
Net increase in Fund.............................................   14,292,168   $  144,839,167    38,525,735   $530,515,791
                                                                   -----------   --------------   -----------   ------------
                                                                   -----------   --------------   -----------   ------------

---------------------

 * For Class A, C and D, for the period July 28, 1997 (issue date) through March 31, 1998.

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 1998 (UNAUDITED) CONTINUED

8. ACQUISITION OF DEAN WITTER WORLD WIDE INVESTMENT TRUST AND DEAN WITTER RETIREMENT SERIES -- GLOBAL EQUITY SERIES

As of the close of business on June 5, 1998, the Fund acquired all the net assets of Dean Witter World Wide Investment Trust ("World Wide") pursuant to a plan of reorganization approved by the shareholders of World Wide on May 21, 1998. The acquisition was accomplished by a tax-free exchange of 60,400 Class A shares of the Fund at a net asset value of $13.46 per share for 45,643 Class A shares of World Wide; 21,617,480 Class B shares of the Fund at a net asset value of $13.47 per share for 16,154,443 Class B shares of World Wide; 5,717 Class C shares of the Fund at a net asset value $13.45 per share for 4,847 Class C shares of World Wide; and 2,083,617 Class D shares of the Fund at a net asset value of $13.47 per share for 1,553,200 Class D shares of World Wide. The net assets of the Fund and World Wide immediately before the acquisition were 3,752,602,041 and 320,143,650, respectively, including unrealized appreciation of $62,431,972 for World Wide. Immediately after the acquisition, the combined net assets of the Fund amounted to $4,072,745,691.

As of the close of business on September 11, 1998, the Fund acquired all the net assets of Dean Witter Retirement Series -- Global Equity Series ("Retirement Global Equity") pursuant to a plan of reorganization approved by shareholders of Retirement Global Equity on August 19, 1998. The acquisition was accomplished by a tax-free exchange of 1,324,733 Class D shares of the Fund at a net asset value of $11.82 per share for 1,295,148 shares of Retirement Global Equity. The net assets of the Fund and Retirement Global Equity immediately before the acquisition were $3,344,782,577 and $15,658,117, respectively, including unrealized appreciation of $1,415,018 for Retirement Global Equity. Immediately after the acquisition, the combined net assets of the Fund amounted to $3,360,440,694.

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                      FOR THE SIX
                                     MONTHS ENDED                                          FOR THE PERIOD
                                     SEPTEMBER 30,        FOR THE YEAR ENDED MARCH 31      JUNE 30, 1993*
                                        1998++          -------------------------------       THROUGH
                                      (UNAUDITED)       1998++**  1997    1996    1995     MARCH 31, 1994
-----------------------------------------------------------------------------------------------------------

CLASS B SHARES

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of
 period.........................      $ 14.44            $13.30  $12.86  $11.41  $10.81        $10.00
                                       ------           ------   ------  ------  ------        ------

Net investment income...........         0.07             0.11     0.12    0.13    0.14          0.05

Net realized and unrealized gain
 (loss).........................        (1.95)            2.79     1.44    1.96    0.88          0.84
                                       ------           ------   ------  ------  ------        ------

Total from investment
 operations.....................        (1.88)            2.90     1.56    2.09    1.02          0.89
                                       ------           ------   ------  ------  ------        ------

Less dividends and distributions
 from:
   Net investment income........        (0.06)           (0.12)   (0.13)  (0.15)  (0.14)        (0.05)
   Net realized gain............        (0.83)           (1.64)   (0.99)  (0.49)  (0.28)        (0.03)
                                       ------           ------   ------  ------  ------        ------

Total dividends and
 distributions..................        (0.89)           (1.76)   (1.12)  (0.64)  (0.42)        (0.08)
                                       ------           ------   ------  ------  ------        ------

Net asset value, end of
 period.........................      $ 11.67            $14.44  $13.30  $12.86  $11.41        $10.81
                                       ------           ------   ------  ------  ------        ------
                                       ------           ------   ------  ------  ------        ------

TOTAL INVESTMENT RETURN+........       (13.81)%(1)       23.41%   12.58%  18.77%   9.60%         8.89%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses........................         1.75 %(2)(3)     1.71%    1.75%   1.85%   1.97%         2.03%(2)

Net investment income...........         1.06 %(2)(3)     0.80%    0.93%   1.05%   1.22%         0.66%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in
 millions.......................       $3,191           $3,812   $3,038  $2,434  $1,854        $1,121

Portfolio turnover rate.........           27%(1)           51%      40%     40%     32%           21%(1)

---------------------

 *   Commencement of operations.
** Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                            FOR THE SIX
                                                                           MONTHS ENDED        FOR THE PERIOD
                                                                           SEPTEMBER 30,       JULY 28, 1997*
                                                                              1998++              THROUGH
                                                                            (UNAUDITED)       MARCH 31, 1998++
--------------------------------------------------------------------------------------------------------------
CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................................      $ 14.43               $ 14.91
                                                                             ------                ------
Net investment income.................................................         0.10                  0.09
Net realized and unrealized gain (loss)...............................        (1.93)                 0.62
                                                                             ------                ------
Total from investment operations......................................        (1.83)                 0.71
                                                                             ------                ------
Less dividends and distributions from:
   Net investment income..............................................        (0.11)                (0.16)
   Net realized gain..................................................        (0.83)                (1.03)
                                                                             ------                ------
Total dividends and distributions.....................................        (0.94)                (1.19)
                                                                             ------                ------
Net asset value, end of period........................................      $ 11.66               $ 14.43
                                                                             ------                ------
                                                                             ------                ------
TOTAL INVESTMENT RETURN+..............................................       (13.50)%(1)             5.77%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         1.15 %(2)(3)          1.17%(2)
Net investment income.................................................         1.66 %(2)(3)          1.02%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................      $26,065               $13,027
Portfolio turnover rate...............................................           27%(1)                51%(1)

CLASS C SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................................      $ 14.42               $ 14.91
                                                                             ------                ------
Net investment income.................................................         0.06                  0.02
Net realized and unrealized gain (loss)...............................        (1.95)                 0.62
                                                                             ------                ------
Total from investment operations......................................        (1.89)                 0.64
                                                                             ------                ------
Less dividends and distributions from:
   Net investment income..............................................        (0.05)                (0.10)
   Net realized gain..................................................        (0.83)                (1.03)
                                                                             ------                ------
Total dividends and distributions.....................................        (0.88)                (1.13)
                                                                             ------                ------
Net asset value, end of period........................................      $ 11.65               $ 14.42
                                                                             ------                ------
                                                                             ------                ------
TOTAL INVESTMENT RETURN+..............................................       (13.86)%(1)             5.26%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         1.90 %(2)(3)          1.92%(2)
Net investment income.................................................         0.91 %(2)(3)          0.24%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................      $10,968                $9,711
Portfolio turnover rate...............................................           27%(1)                51%(1)

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER GLOBAL DIVIDEND GROWTH SECURITIES
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                            FOR THE SIX
                                                                           MONTHS ENDED        FOR THE PERIOD
                                                                           SEPTEMBER 30,       JULY 28, 1997*
                                                                              1998++              THROUGH
                                                                            (UNAUDITED)       MARCH 31, 1998++
--------------------------------------------------------------------------------------------------------------

CLASS D SHARES

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period..................................      $ 14.44               $ 14.91
                                                                             ------                ------

Net investment income.................................................         0.12                  0.11

Net realized and unrealized gain (loss)...............................        (1.95)                 0.62
                                                                             ------                ------

Total from investment operations......................................        (1.83)                 0.73
                                                                             ------                ------

Less dividends and distributions from:
   Net investment income..............................................        (0.12)                (0.17)
   Net realized gain..................................................        (0.83)                (1.03)
                                                                             ------                ------

Total dividends and distributions.....................................        (0.95)                (1.20)
                                                                             ------                ------

Net asset value, end of period........................................       $11.66                $14.44
                                                                             ------                ------
                                                                             ------                ------

TOTAL INVESTMENT RETURN+..............................................       (13.48)%(1)             5.97%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         0.90 %(2)(3)          0.92%(2)

Net investment income.................................................         1.91 %(2)(3)          1.21%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................      $53,828               $20,032

Portfolio turnover rate...............................................           27%(1)                51%(1)

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Paul D. Vance
Vice President

Matthew Haynes
Assistant Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Morgan Stanley Dean Witter
Global Dividend Growth Securities


Semiannual Report
September 30, 1998